REVENUES AND CONTRACT ACCOUNTING (Details - Contract Assets) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Cumulative revenues recognized	$ 8,278,099	$ 5,934,205	$ 5,266,930
Less: Billings or cash received	(7,271,308)	(5,508,483)	(5,263,481)
Contract Assets	1,006,791	425,722	3,449
Contract assets	$ 1,006,791	$ 425,722	$ 3,449